COMMITMENTS AND CONTINGENCIES (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Potentially dilutive securities	179,174,602,604	290,983,922,753	19,890,294,603
Convertible Promissory Note
Potentially dilutive securities	25,359,222,938	73,476,125,073
Series A Preferred Stock
Potentially dilutive securities	111,229,995,062	175,986,864,598	12,610,847,082
Series B Preferred Stock
Potentially dilutive securities	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Potentially dilutive securities	483,943,396	923,742,574	74,998,392
Series E Preferred Stock
Potentially dilutive securities	40,555,641,509	40,465,485,149	3,285,381,029
Series F Preferred Stock
Potentially dilutive securities	1,415,094,340
Stock Options and Warrants
Potentially dilutive securities	128,116,666	129,116,666	129,116,666
Stock Contingencies
Potentially dilutive securities		290,983,922,753